Loss Per Share Attributable to Ordinary Equity Holders of the Parent (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
Weighted average number	44,089,607	42,082,281	42,810,568	40,404,943	9,632,562